APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Annual Net Income Percentage to Legal Reserve and Cap Percentage of Share Capital

Country	% of yearly net income	% of capital
Luxembourg and France	5%	10%
Argentina, Uruguay, Mexico, Italy and Romania	5%	20%
Spain and Peru	10%	20%
Colombia, United Kingdom, Brazil, Chile, India, Saudi Arabia, United States of America.	No legal requirement	No legal requirement